EATON VANCE BOND FUND
Supplement to Statement of Additional Information (“SAI”) dated January 29, 2013

EATON VANCE ATLANTA CAPITAL FOCUSED GROWTH FUND
EATON VANCE ATLANTA CAPITAL HORIZON GROWTH FUND
EATON VANCE ATLANTA CAPITAL SELECT EQUITY FUND
EATON VANCE ATLANTA CAPITAL SMID-CAP FUND
EATON VANCE BUILD AMERICA BOND FUND
Supplement to SAIs dated February 1, 2013

EATON VANCE AMT-FREE MUNICIPAL INCOME FUND
EATON VANCE CALIFORNIA MUNICIPAL INCOME FUND
EATON VANCE MASSACHUSETTS MUNICIPAL INCOME FUND
EATON VANCE NATIONAL MUNICIPAL INCOME FUND
EATON VANCE NEW YORK MUNICIPAL INCOME FUND
EATON VANCE OHIO MUNICIPAL INCOME FUND
Supplement to SAIs dated February 1, 2013 as revised October 17, 2013

EATON VANCE DIVERSIFIED CURRENCY INCOME FUND
EATON VANCE EMERGING MARKETS LOCAL INCOME FUND
EATON VANCE FLOATING-RATE ADVANTAGE FUND
EATON VANCE FLOATING-RATE FUND
EATON VANCE FLOATING-RATE & HIGH INCOME FUND
EATON VANCE GLOBAL DIVIDEND INCOME FUND
EATON VANCE GLOBAL MACRO ABSOLUTE RETURN FUND
EATON VANCE GLOBAL MACRO ABSOLUTE RETURN ADVANTAGE FUND
EATON VANCE GOVERNMENT OBLIGATIONS FUND
EATON VANCE HIGH INCOME OPPORTUNITIES FUND
EATON VANCE INCOME FUND OF BOSTON
EATON VANCE MULTI-STRATEGY ABSOLUTE RETURN FUND
EATON VANCE MULTI-STRATEGY ALL MARKET FUND
EATON VANCE SHORT DURATION GOVERNMENT INCOME FUND
EATON VANCE SHORT DURATION REAL RETURN FUND
EATON VANCE SHORT DURATION STRATEGIC INCOME FUND
EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND
EATON VANCE TAX-MANAGED GLOBAL DIVIDEND INCOME FUND
EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND
EATON VANCE TAX-MANAGED SMALL-CAP FUND
EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND
EATON VANCE TAX-MANAGED VALUE FUND
EATON VANCE U.S. GOVERNMENT MONEY MARKET FUND
PARAMETRIC MARKET NEUTRAL FUND
PARAMETRIC TAX-MANAGED INTERNATIONAL EQUITY FUND
Supplement to SAIs dated March 1, 2013

EATON VANCE RISK-MANAGED EQUITY OPTION FUND
PARAMETRIC CURRENCY FUND
Supplement to SAIs dated April 1, 2013

EATON VANCE BALANCED FUND
EATON VANCE COMMODITY STRATEGY FUND
EATON VANCE DIVIDEND BUILDER FUND
EATON VANCE GREATER INDIA FUND
EATON VANCE INVESTMENT GRADE INCOME FUND
EATON VANCE LARGE-CAP CORE RESEARCH FUND
EATON VANCE LARGE-CAP GROWTH FUND
EATON VANCE LARGE-CAP VALUE FUND

EATON VANCE REAL ESTATE FUND
EATON VANCE SMALL-CAP FUND
EATON VANCE SMALL-CAP VALUE FUND
EATON VANCE SPECIAL EQUITIES FUND
EATON VANCE TAX-MANAGED GROWTH FUND 1.1
EATON VANCE TAX-MANAGED GROWTH FUND 1.2
EATON VANCE VT FLOATING-RATE INCOME FUND
EATON VANCE VT LARGE-CAP VALUE FUND
PARAMETRIC ABSOLUTE RETURN FUND
PARAMETRIC COMMODITY STRATEGY FUND
Supplement to SAIs dated May 1, 2013

EATON VANCE HIGH YIELD MUNICIPAL INCOME FUND
EATON VANCE TAX-ADVANTAGED BOND STRATEGIES INTERMEDIATE TERM FUND
EATON VANCE TAX-ADVANTAGED BOND STRATEGIES LONG TERM FUND
EATON VANCE TAX-ADVANTAGED BOND STRATEGIES SHORT TERM FUND
PARAMETRIC EMERGING MARKETS FUND
PARAMETRIC GLOBAL SMALL-CAP FUND
PARAMETRIC INTERNATIONAL EQUITY FUND
Supplement to SAIs dated June 1, 2013

EATON VANCE FOCUSED GROWTH OPPORTUNITIES FUND
EATON VANCE FOCUSED VALUE OPPORTUNITIES FUND
EATON VANCE GLOBAL NATURAL RESOURCES FUND
Supplement to SAIs dated July 1, 2013

EATON VANCE FLOATING-RATE MUNICIPAL INCOME FUND
Supplement to SAI dated August 1, 2013 as revised August 19, 2013

EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNCIPAL INCOME FUND
EATON VANCE NATIONAL LIMITED MATURITY MUNCIPAL INCOME FUND
EATON VANCE NEW YORK LIMITED MATURITY MUNCIPAL INCOME FUND
EATON VANCE PENNSYLVANIA LIMITED MATURITY MUNCIPAL INCOME FUND
Supplement to SAI dated August 1, 2013 as revised October 17, 2013

EATON VANCE CURRENCY INCOME ADVANTAGE FUND
Supplement to SAI dated August 28, 2013

PARAMETRIC BALANCED RISK FUND
Supplement to SAI dated September 10, 2013

PARAMETRIC EMERGING MARKETS CORE FUND
Supplement to SAI dated September 24, 2013

EATON VANCE SHORT DURATION HIGH INCOME FUND
Supplement to SAI dated November 1, 2013

PARAMETRIC TAX-MANAGED EMERGING MARKETS FUND
Supplement to SAI dated November 1, 2013

EATON VANCE ARIZONA MUNCIPAL INCOME FUND
EATON VANCE CONNECTICUT MUNCIPAL INCOME FUND
EATON VANCE HEXAVEST EMERGING MARKETS EQUITY FUND
EATON VANCE HEXAVEST GLOBAL EQUITY FUND
EATON VANCE HEXAVEST INTERNATIONAL EQUITY FUND
EATON VANCE HEXAVEST U.S. EQUITY FUND
EATON VANCE MINNESOTA MUNCIPAL INCOME FUND

 EATON VANCE MUNICIPAL OPPORTUNITIES FUND
EATON VANCE NEW JERSEY MUNICIPAL INCOME FUND
EATON VANCE PENNSYLVANIA MUNICIPAL INCOME FUND
Supplement to SAIs dated December 1, 2013

1.

The following changes are effective January 1, 2014:

a.

The following is added to the table under “Management and Organization” under “Noninterested Trustees”:

Name and Year of Birth	Trust Position(s)	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held During Last Five Years(2)
VALERIE A. MOSLEY 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).	186	None

b.

The following is added as the eleventh paragraph in the paragraphs below the tables under “Fund Management” in “Management and Organization”:

Valerie A. Mosley.  Ms. Mosley has served as a member of the Eaton Vance Fund Boards since 2014.  She currently owns and manages a consulting and investment firm, Valmo Ventures.  From 1992 through 2012, Ms. Mosley served in several capacities at Wellington Management Company, LLP, an investment management firm, including as a Partner, Senior Vice President, Portfolio Manager and Investment Strategist.  Ms. Mosley also served as Chief Investment Officer at PG Corbin Asset Management from 1990-1992 and worked in institutional corporate bond sales at Kidder Peabody from 1986-1990.  Ms. Mosley is a trustee or board member of several major non-profit organizations and endowments, including Wheelock College’s endowment, Mass Ventures, a quasi-public early-stage investment corporation active in Massachusetts, and the Federal Reserve Bank of Boston’s Advisory Board for Diversity.

c.

The following replaces the first sentence of the paragraph describing the Governance Committee under “Fund Management in “Management and Organization”:

Messrs. Freedman (Chair), Eston, Park, Pearlman and Verni, and Mmes. Mosley, Peters, Stout and Taggart are members of the Governance Committee.

d.

The following replaces the first sentence of the paragraph describing the Contract Review Committee under “Fund Management in “Management and Organization”:

Messrs. Verni (Chair), Eston, Freedman and Park, and Mmes. Mosley, Peters and Taggart are members of the Contract Review Committee.

e.

The following replaces the first sentence of the paragraph describing the Portfolio Management Committee under “Fund Management in “Management and Organization”:

Mmes. Peters and Taggart (Co-Chairs) and Mosley and Mr. Freedman are members of the Portfolio Management Committee.

f.

Payson F. Swaffield becomes the President of Eaton Vance Municipals Trust, Eaton Vance Municipals Trust II and Eaton Vance Investment Trust.

2.

Benjamin C. Esty resigned as a Noninterested Trustee effective December 31, 2013.

December 23, 2013